Commitments & Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies

Note 8 — Commitments & Contingencies

Registration Rights

The holders of founder shares, Private Placement Units, shares being issued to the underwriters of the IPO, and units that may be issued on conversion of Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement signed prior to or on the effective date of the IPO requiring the Company to register such securities for resale (in the case of the founder shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.

Underwriting Agreement

The Company granted the underwriter a 45-day option from April 12, 2021 to purchase up to 750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting fees and commissions. On April 15, 2021, the underwriter fully exercised the over-allotment option.

On April 12, 2021, the Company paid a fixed underwriting fee of $1,000,000. On April 15, an additional of $150,000 underwriting fee was paid as a result of the fully exercise of over-allotment option. Additionally, a deferred underwriting fee of $2,012,500, will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement.

Upon the consummation of the Business Combination with Legacy MMV, the Company paid part of the deferred underwriting fee of $2,0212,500 on and after January 4, 2023, and will pay the remaining subsequently.

Representative’s Ordinary Shares

The Company has issued to Maxim Partners LLC and/or its designees, 57,500 ordinary shares upon the consummation of IPO and the exercise of the over-allotment option, the fair value of which is $461,968 using the Monte-Carlo simulation model. The fair value of the representative’s ordinary shares granted to Maxim was estimated as of the date of grant using the following assumptions: (1) expected volatility of 14%, (2) risk-free interest rate of 0.05% and (3) fair value per ordinary share of $8.69. The value of the Representative Shares had been recorded as deferred offering costs and additional paid-in capital upon Underwriter’s completion of the IPO services for which it received the Representative Shares as compensation. The deferred offering costs were included in the total offering costs that were allocated among public ordinary shares and warrants upon IPO. Maxim has agreed not to transfer, assign or sell any such shares until the completion of the initial Business Combination. In addition, Maxim has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the Combination Period.

The shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement pursuant to FINRA Rule 5110(e)(1). Pursuant to FINRA Rule 5110(e)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the commencement of sales in the IPO, except to any underwriter and selected dealer participating in the offering and their officers, partners, registered persons or affiliates.

Right of First Refusal

For a period beginning on the closing of the IPO and ending 12 months from the closing of a Business Combination, the Company has granted Maxim a right of first refusal to act as lead-left book running manager and lead left placement agent for any and all future private or public equity, equity-linked, convertible and debt offerings during such period. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the commencement of sales in the IPO.

Subscription Agreement

On November 3, 2022, the Company, PubCo and Prominence entered into Prominence Agreement, pursuant to which Prominence has committed to purchase an aggregate of 1,200,000 Class A Ordinary Shares from PubCo at a price per share of $10.00, for gross proceeds of $12,000,000 (the “PIPE Investment”). The closing of the PIPE Investment is conditioned upon, among other things, the completed or concurrent consummation of the Business Combination set forth in the Merger Agreement dated August 6, 2021, as amended on January 6, 2022 and September 29, 2022 by and among the Company, PubCo, Merger Sub, Legacy MMV, and certain shareholders of Legacy MMV. As of December 31, 2022, the Company received $2 million of the PIPE financing.

On January 6, 2023, MMV completed the first installment of the PIPE Investment in the amount of US$2 million for the subscription of 200,000 Class A ordinary shares of Pubco to Digital Analog Integration Ltd. (“DAL”), an assignee of Prominence. On January 30, 2023, MMV closed the second installment of the PIPE Investment in the amount of US$2.5 million for the subscription of 250,000 Class A ordinary shares of Pubco to DAL. After a series of negotiations, MMV and Prominence agreed to waive their remaining rights and obligations under the Prominence Agreement.